Shareholder Report, Line Graph (Details) 193635_Reckoner Yield Enhanced AAA CLO ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jul. 08, 2025	Jun. 30, 2026
Reckoner Yield Enhanced AAA CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Reckoner Yield Enhanced AAA CLO ETF NAV
Accumulated Value	$ 10,000	$ 10,529
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	$ 10,461
JP Morgan CLOIE AAA Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan CLOIE AAA Total Return Index
Accumulated Value	$ 10,000	$ 10,499